EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

23.         EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the Year Ended December 31,
	2017	2018	2019
	(In thousands, except share data)
Numerator:
Net income (loss) attributable to Fang Holdings Limited’s shareholders from continuing operations	1,032	(141,420)	(23,430)
Net income attributable to Fang Holdings Limited’s shareholders from discontinued operations	20,675	26,509	13,181
Net income (loss) attributable to Class A and Class B ordinary shareholders	21,707	(114,911)	(10,249)

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding-basic	88,475,665	88,749,432	89,511,052
Potentially dilutive ordinary shares equivalent	3,110,012	—	—
Weighted average number of Class A and Class B ordinary shares outstanding-dilutive	91,585,677	88,749,432	89,511,052

Basic net income (loss) per share
Earnings (loss) from continuing operations per share - basic	0.01	(1.59)	(0.26)
Earnings from discontinued operations per share - basic	0.23	0.30	0.15
Earnings (loss) per share - basic	0.24	(1.29)	(0.11)

Diluted net income (loss) per share
Earnings (loss) from continuing operations per share - diluted	0.01	(1.59)	(0.26)
Earnings from discontinued operations per share - diluted	0.23	0.30	0.15
Earnings (loss) per share - diluted	0.24	(1.29)	(0.11)

The repurchased but not retired ordinary shares are accounted as treasury share which are not considered outstanding and excluded from the calculation of basic earnings (loss) per share since the date of repurchase.

Options to purchase 7,217,995 shares of common stock at US$1.95~US$30 per share and 626,534 restricted shares were outstanding in 2019 but were not included in the computation of diluted EPS due to anti-dilutive effect. In addition, 2,009,489 related to the Company's September 2022 Notes and 2,653,084 related to the Company's New November 2022 Notes were not included in the calculation of diluted earnings (loss) per share because the impact of inclusion would be anti-dilutive.

Options to purchase 6,034,054 shares of common stock at US$1.95~US$30 per share and 1,066,635 restricted shares were outstanding in 2018 but were not included in the computation of diluted EPS due to anti-dilutive effect. In addition, 2,790,860 related to the Company’s September 2022 Notes and 4,186,290 related to the Company’s New November 2022 Notes were not included in the calculation of diluted earnings (loss) per share because the impact of inclusion would be anti-dilutive.

In 2017, the number of securities that were not included in the calculation of diluted earnings (loss) per share because the impact of inclusion would be anti-dilutive were as follows: 2,961,570 share options, 290,534 related to the Company’s December 2018 Notes, 2,790,860 related to the Company’s September 2022 Notes and 5,581,720 related to the Company’s November 2022 Notes. As of December 31, 2017, the conversion prices for the December 2018 Notes, the September 2022 Notes and the November 2022 Notes were US$19.62 per ADS, US$7.166 per ADS and US$7.166 per ADS, respectively, as of December 31, 2017. There is no cash conversion rate.